SHARE-BASED COMPENSATION EXPENSE - Disclosure of Additional Information about Share-Based Compensation Expense (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ 3,235,588	$ 1,479,430
Salary and related costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	1,279,063	724,810
Investor relations and communication costs [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	54,548	169,038
Professional fees [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	12,886	9,261
Project related expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	411,321	214,044
Salary costs allocated [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ 1,477,770	$ 362,277